UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Class A, Class T,
Class B, and Class C

Annual Report

July 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® International
Real Estate Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge) B	6.36%	9.50%	5.70%
Class T (incl. 3.50% sales charge) C	8.56%	9.71%	5.74%
Class B (incl. contingent deferred sales charge) D	7.08%	9.69%	5.77%
Class C (incl. contingent deferred sales charge)E	11.04%	9.97%	5.74%

A From September 8, 2004.

B Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on April 4, 2007. Returns prior to April 4, 2007, are those of Fidelity® International Real Estate Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to April 4, 2007, would have been lower.

C Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on April 4, 2007. Returns prior to April 4, 2007, are those of Fidelity® International Real Estate Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to April 4, 2007, would have been lower.

D Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on April 4, 2007. Returns prior to April 4, 2007, are those of Fidelity International Real Estate Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to April 4, 2007, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on April 4, 2007. Returns prior to April 4, 2007, are those of Fidelity International Real Estate Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to April 4, 2007, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® International Real Estate Fund - Class A on September 8, 2004, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period. See footnote B on the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: International real estate securities ran a turbulent course to start the 12 months ending July 31, 2014, but achieved a strong result for the full period. As measured by the FTSE® EPRASM/NAREIT® Developed ex North America Index, international property stocks returned 14.72%, compared with 12.61% for the Dow Jones U.S. Select Real Estate Securities IndexSM, a proxy for the U.S. market. The performance of international real estate investment trusts (REITs) was largely driven by strong gains in the U.K. (+28%) and the rest of Europe (+19%), where recovering economic prospects muted earlier-period bearishness toward REITs due to tapering of quantitative easing in the U.S. Additionally, an increase in mortgage approvals, construction and housing prices in the U.K. added fuel to that skyrocketing market. Outside of the U.K., European commercial property also benefited from an improving economy. In Japan (+9%), increasing occupancy and recovering rental values, among other positive factors, were tempered by declining housing starts and underlying fears about the effects of tepid wage increases in combination with the April consumption tax hikes brought on by "Abenomics" - Prime Minister Shinzo Abe's push to revive Japan's economy. Asia-Pacific ex Japan (+14%) slightly underperformed, as Hong Kong's measures to increase supply, along with reduced demand from mainland China, somewhat dampened its result.

Comments from Guillermo de las Casas, Portfolio Manager of Fidelity Advisor® International Real Estate Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 12.85%, 12.50%, 12.08% and 12.04%, respectively (excluding sales charges), underperforming the FTSE® EPRASM/NAREIT® Developed ex North America Index. Investment decisions among Singapore-based property developers hurt. Here, an overweighting in UOL Group was the fund's biggest relative detractor this period. Not owning major index component British Land, one of the largest property development and investment firms in the U.K., also hurt results, as the stock rallied along with the rebound in the U.K. commercial property market. The fund's cash position of 6% during the period also held back performance in a strong market. Conversely, U.K.-based Safestore Holdings, a provider of self-storage space and related services, was the fund's largest relative contributor. European real estate continued to benefit from a price recovery in the U.K., and many of the smaller-cap names that had been wrongly perceived as weak began to outperform during the past year, and I was able to take advantage of some buying opportunities here. Safestore was one example, as our research indicated the stock was extremely undervalued relative to its long-term growth potential. I sold some of the fund's position during the period to take profits.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Class A	1.36%
Actual		$ 1,000.00	$ 1,106.00	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.63%
Actual		$ 1,000.00	$ 1,103.60	$ 8.50
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 1,101.10	$ 11.04
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.10%
Actual		$ 1,000.00	$ 1,101.90	$ 10.94
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
International Real Estate	1.11%
Actual		$ 1,000.00	$ 1,107.10	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,107.50	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsui Fudosan Co. Ltd.	8.5	8.1
Sun Hung Kai Properties Ltd.	4.3	5.2
Sumitomo Realty & Development Co. Ltd.	3.6	5.4
Advance Residence Investment Corp.	3.5	3.5
Westfield Corp. unit	3.3	5.4
GAGFAH SA	3.2	1.9
Fukuoka (REIT) Investment Fund	3.2	3.1
LEG Immobilien AG	3.1	2.1
Derwent London PLC	3.0	2.2
Helical Bar PLC	2.5	2.6
	38.2
Top Five Countries as of July 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	23.4	26.2
United Kingdom	13.7	13.7
Australia	13.0	12.5
Hong Kong	10.3	8.4
Singapore	8.0	8.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	19.5	14.9
REITs - Industrial Buildings	4.8	4.4
REITs - Office Buildings	4.7	3.6
REITs - Apartments	3.5	0.0
REITs - Shopping Centers	2.8	2.3
Asset Allocation (% of fund's net assets)
As of July 31, 2014 *		As of January 31, 2014 **
	Stocks 92.1%		Stocks 95.4%
	Short-Term Investments and Net Other Assets (Liabilities) 7.9%		Short-Term Investments and Net Other Assets (Liabilities) 4.6%
* Foreign investments	92.1%	** Foreign investments	95.4%

Annual Report

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
Australia - 13.0%
Abacus Property Group unit	2,360,037	$ 5,647,036
Ardent Leisure Group unit	508,346	1,208,615
Charter Hall Group unit	723,063	2,893,323
GDI Property Group unit	1,344,100	1,157,372
Goodman Group unit	1,347,545	6,606,281
Hotel Property Investments unit	846,295	1,645,125
Mirvac Group unit	3,523,432	5,894,062
National Storage (REIT) unit (a)	2,889,255	3,816,919
Ramsay Health Care Ltd.	24,164	1,076,523
Scentre Group unit (a)	2,097,388	6,567,307
Westfield Corp. unit	1,832,575	12,623,883
TOTAL AUSTRALIA		49,136,446
Bailiwick of Jersey - 0.5%
Regus PLC	635,900	1,866,973
Belgium - 1.6%
Warehouses de Pauw	81,250	6,143,813
Bermuda - 4.4%
Great Eagle Holdings Ltd.	1,460,470	5,274,021
Hongkong Land Holdings Ltd.	1,358,000	9,282,052
Tai Cheung Holdings Ltd.	2,339,000	1,925,309
TOTAL BERMUDA		16,481,382
Brazil - 0.0%
BR Malls Participacoes SA	9,800	84,663
Cayman Islands - 0.0%
KWG Property Holding Ltd.	114,109	83,313
France - 3.5%
Altarea	23,046	4,221,613
Societe Fonciere Lyonnaise SA	111,396	5,802,511
Unibail-Rodamco (a)	11,557	3,105,139
TOTAL FRANCE		13,129,263
Germany - 3.3%
LEG Immobilien AG	167,015	11,714,338
Patrizia Immobilien AG	48,116	537,795
TOTAL GERMANY		12,252,133
Greece - 0.3%
Eurobank Properties Real Estate Investment Co.	95,739	1,216,611
Hong Kong - 10.3%
Hang Lung Properties Ltd.	2,437,000	7,526,330
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hysan Development Co. Ltd.	1,017,703	$ 4,871,543
Magnificent Estates Ltd.	37,415,000	1,871,273
Sino Land Ltd.	4,885,348	8,404,864
Sun Hung Kai Properties Ltd.	1,060,044	16,090,699
TOTAL HONG KONG		38,764,709
Italy - 1.1%
Beni Stabili SpA SIIQ	2,672,233	2,173,789
Immobiliare Grande Distribuzione SpA	1,314,280	1,918,276
TOTAL ITALY		4,092,065
Japan - 23.4%
Advance Residence Investment Corp.	5,553	13,222,782
Fukuoka (REIT) Investment Fund	6,602	11,967,617
Goldcrest Co. Ltd.	91,400	1,822,168
Ichigo Group Holdings Co. Ltd. (d)	320,100	937,652
Kenedix Residential Investment Corp.	82	191,097
Kenedix, Inc. (a)	434,400	1,896,993
Mitsubishi Estate Co. Ltd.	312,000	7,629,362
Mitsui Fudosan Co. Ltd.	972,000	32,099,153
Ship Healthcare Holdings, Inc.	52,500	1,715,228
Sumitomo Realty & Development Co. Ltd.	331,000	13,666,403
Tokyu Fudosan Holdings Corp.	238,900	1,812,005
Uchiyama Holdings Co. Ltd.	201,900	1,338,908
TOTAL JAPAN		88,299,368
Luxembourg - 3.2%
GAGFAH SA (a)	681,300	11,969,307
Netherlands - 1.5%
Eurocommercial (Certificaten Van Aandelen) unit	64,440	3,221,145
VastNed Retail NV	47,255	2,408,315
TOTAL NETHERLANDS		5,629,460
Norway - 1.3%
Olav Thon Eiendomsselskap A/S	154,000	2,768,220
Selvaag Bolig ASA	581,300	1,969,615
TOTAL NORWAY		4,737,835
Singapore - 8.0%
CDL Hospitality Trusts unit	887,000	1,239,782
Global Logistic Properties Ltd.	2,433,358	5,417,065
Parkway Life REIT	3,989,000	7,638,864
Common Stocks - continued
	Shares	Value
Singapore - continued
UOL Group Ltd.	1,491,514	$ 7,902,045
Wing Tai Holdings Ltd.	5,102,181	8,051,385
TOTAL SINGAPORE		30,249,141
Spain - 0.4%
Inmobiliaria Colonial SA (a)	1,759,800	1,350,252
Sweden - 2.6%
Castellum AB	332,900	5,598,040
Hufvudstaden AB Series A	145,350	1,996,450
Wallenstam AB (B Shares)	127,200	2,109,489
TOTAL SWEDEN		9,703,979
United Kingdom - 13.7%
Big Yellow Group PLC	718,200	6,080,873
Derwent London PLC	248,700	11,235,994
Helical Bar PLC	1,672,327	9,663,051
Mckay Securities PLC	492,895	1,897,313
Quintain Estates & Development PLC (a)	1,221,600	1,814,936
Safestore Holdings PLC	1,729,800	6,016,068
Segro PLC	979,108	5,916,187
St. Modwen Properties PLC	364,625	2,282,016
Unite Group PLC	976,490	6,703,240
TOTAL UNITED KINGDOM		51,609,678
TOTAL COMMON STOCKS (Cost $326,326,111)		346,800,391
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.11% (b)	23,784,598	23,784,598
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	780,000	780,000
TOTAL MONEY MARKET FUNDS (Cost $24,564,598)		24,564,598
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $350,890,709)		371,364,989
NET OTHER ASSETS (LIABILITIES) - 1.4%		5,302,813
NET ASSETS - 100%		$ 376,667,802
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,803
Fidelity Securities Lending Cash Central Fund	49,019
Total	$ 70,822
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,079,888	$ -	$ 3,079,888	$ -
Financials	337,722,871	122,110,156	215,612,715	-
Health Care	4,130,659	-	4,130,659	-
Industrials	1,866,973	1,866,973	-	-
Money Market Funds	24,564,598	24,564,598	-	-
Total Investments in Securities:	$ 371,364,989	$ 148,541,727	$ 222,823,262	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 228,883,636
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (including securities loaned of $721,366) - See accompanying schedule: Unaffiliated issuers (cost $326,326,111)	$ 346,800,391
Fidelity Central Funds (cost $24,564,598)	24,564,598
Total Investments (cost $350,890,709)		$ 371,364,989
Foreign currency held at value (cost $166,206)		166,206
Receivable for investments sold		8,770,645
Receivable for fund shares sold		370,722
Dividends receivable		1,519,365
Distributions receivable from Fidelity Central Funds		3,038
Other receivables		6,873
Total assets		382,201,838

Liabilities
Payable for investments purchased	$ 3,261,658
Payable for fund shares redeemed	1,066,624
Accrued management fee	221,767
Distribution and service plan fees payable	11,022
Other affiliated payables	109,948
Other payables and accrued expenses	83,017
Collateral on securities loaned, at value	780,000
Total liabilities		5,534,036

Net Assets		$ 376,667,802
Net Assets consist of:
Paid in capital		$ 627,872,835
Undistributed net investment income		4,396,784
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(276,067,195)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,465,378
Net Assets		$ 376,667,802

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,932,785 ÷ 1,284,122 shares)	$ 10.85

Maximum offering price per share (100/94.25 of $10.85)	$ 11.51
Class T: Net Asset Value and redemption price per share ($5,562,767 ÷ 516,769 shares)	$ 10.76

Maximum offering price per share (100/96.50 of $10.76)	$ 11.15
Class B: Net Asset Value and offering price per share ($372,678 ÷ 34,920 shares)A	$ 10.67

Class C: Net Asset Value and offering price per share ($6,503,889 ÷ 613,475 shares)A	$ 10.60

International Real Estate: Net Asset Value, offering price and redemption price per share ($342,959,995 ÷ 31,287,392 shares)	$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,335,688 ÷ 671,671 shares)	$ 10.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2014

Investment Income
Dividends		$ 12,044,907
Income from Fidelity Central Funds		70,822
Income before foreign taxes withheld		12,115,729
Less foreign taxes withheld		(887,525)
Total income		11,228,204

Expenses
Management fee	$ 2,666,651
Transfer agent fees	1,138,491
Distribution and service plan fees	126,147
Accounting and security lending fees	197,231
Custodian fees and expenses	134,702
Independent trustees' compensation	9,508
Registration fees	88,979
Audit	69,045
Legal	7,337
Miscellaneous	5,979
Total expenses before reductions	4,444,070
Expense reductions	(9,737)	4,434,333
Net investment income (loss)		6,793,871
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,759,178
Foreign currency transactions	8,803
Total net realized gain (loss)		29,767,981
Change in net unrealized appreciation (depreciation) on: Investment securities	10,185,190
Assets and liabilities in foreign currencies	(3,253)
Total change in net unrealized appreciation (depreciation)		10,181,937
Net gain (loss)		39,949,918
Net increase (decrease) in net assets resulting from operations		$ 46,743,789

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,793,871	$ 6,546,739
Net realized gain (loss)	29,767,981	38,615,487
Change in net unrealized appreciation (depreciation)	10,181,937	37,591,213
Net increase (decrease) in net assets resulting from operations	46,743,789	82,753,439
Distributions to shareholders from net investment income	(6,758,423)	(6,494,329)
Distributions to shareholders from net realized gain	(13,002,325)	(9,866,826)
Total distributions	(19,760,748)	(16,361,155)
Share transactions - net increase (decrease)	(53,161,192)	69,315,790
Redemption fees	90,758	249,182
Total increase (decrease) in net assets	(26,087,393)	135,957,256

Net Assets
Beginning of period	402,755,195	266,797,939
End of period (including undistributed net investment income of $4,396,784 and undistributed net investment income of $4,361,335, respectively)	$ 376,667,802	$ 402,755,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24
Income from Investment Operations
Net investment income (loss) C	.16	.14	.16	.34 F	.17
Net realized and unrealized gain (loss)	1.09	2.03	(.65)	1.04	.24
Total from investment operations	1.25	2.17	(.49)	1.38	.41
Distributions from net investment income	(.16)	(.17)	(.17)	(.33)	(.07)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.51)	(.44)	(.35)	(.63) I	(.19)
Redemption fees added to paid in capital C	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.85	$ 10.11	$ 8.37	$ 9.21	$ 8.46
Total ReturnA, B	12.85%	26.94%	(4.88)%	16.76%	4.97%
Ratios to Average Net Assets D, G
Expenses before reductions	1.38%	1.40%	1.44%	1.42%	1.44%
Expenses net of fee waivers, if any	1.38%	1.40%	1.44%	1.42%	1.44%
Expenses net of all reductions	1.38%	1.39%	1.37%	1.36%	1.39%
Net investment income (loss)	1.57%	1.51%	2.09%	3.67% F	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,933	$ 13,173	$ 7,117	$ 7,047	$ 7,250
Portfolio turnover rateE	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21
Income from Investment Operations
Net investment income (loss) C	.13	.12	.14	.31 F	.15
Net realized and unrealized gain (loss)	1.07	2.01	(.66)	1.04	.23
Total from investment operations	1.20	2.13	(.52)	1.35	.38
Distributions from net investment income	(.14)	(.15)	(.14)	(.31)	(.06)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.48) I	(.42)	(.32)	(.60)	(.18)
Redemption fees added to paid in capital C	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.76	$ 10.04	$ 8.32	$ 9.16	$ 8.41
Total ReturnA, B	12.50%	26.62%	(5.23)%	16.54%	4.68%
Ratios to Average Net Assets D, G
Expenses before reductions	1.66%	1.68%	1.72%	1.69%	1.70%
Expenses net of fee waivers, if any	1.66%	1.68%	1.70%	1.69%	1.70%
Expenses net of all reductions	1.65%	1.66%	1.63%	1.63%	1.65%
Net investment income (loss)	1.30%	1.23%	1.83%	3.41% F	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,563	$ 5,081	$ 2,570	$ 2,496	$ 2,510
Portfolio turnover rateE	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14
Income from Investment Operations
Net investment income (loss) C	.08	.07	.10	.26 F	.11
Net realized and unrealized gain (loss)	1.08	1.99	(.64)	1.03	.23
Total from investment operations	1.16	2.06	(.54)	1.29	.34
Distributions from net investment income	(.08)	(.10)	(.09)	(.27)	(.04)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.43)	(.37)	(.27)	(.56)	(.16)
Redemption fees added to paid in capital C	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.67	$ 9.94	$ 8.24	$ 9.05	$ 8.32
Total ReturnA, B	12.08%	25.87%	(5.61)%	15.90%	4.20%
Ratios to Average Net Assets D, G
Expenses before reductions	2.14%	2.16%	2.19%	2.17%	2.19%
Expenses net of fee waivers, if any	2.14%	2.16%	2.19%	2.17%	2.19%
Expenses net of all reductions	2.13%	2.14%	2.12%	2.11%	2.14%
Net investment income (loss)	.82%	.76%	1.34%	2.92% F	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 373	$ 456	$ 457	$ 570	$ 629
Portfolio turnover rateE	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13
Income from Investment Operations
Net investment income (loss) C	.08	.07	.10	.26 F	.11
Net realized and unrealized gain (loss)	1.07	1.99	(.64)	1.04	.22
Total from investment operations	1.15	2.06	(.54)	1.30	.33
Distributions from net investment income	(.09)	(.12)	(.10)	(.28)	(.04)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.44)	(.39)	(.28)	(.57)	(.16)
Redemption fees added to paid in capital C	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.60	$ 9.89	$ 8.21	$ 9.03	$ 8.30
Total ReturnA, B	12.04%	25.96%	(5.68)%	16.07%	4.10%
Ratios to Average Net Assets D, G
Expenses before reductions	2.13%	2.16%	2.19%	2.17%	2.18%
Expenses net of fee waivers, if any	2.13%	2.16%	2.19%	2.17%	2.18%
Expenses net of all reductions	2.13%	2.14%	2.12%	2.11%	2.14%
Net investment income (loss)	.82%	.76%	1.34%	2.92% F	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,504	$ 6,872	$ 3,164	$ 3,208	$ 3,201
Portfolio turnover rateE	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - International Real Estate

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29
Income from Investment Operations
Net investment income (loss) B	.19	.17	.18	.36 E	.19
Net realized and unrealized gain (loss)	1.09	2.05	(.67)	1.06	.25
Total from investment operations	1.28	2.22	(.49)	1.42	.44
Distributions from net investment income	(.18)	(.19)	(.19)	(.35)	(.08)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.53)	(.46)	(.37)	(.65) H	(.20)
Redemption fees added to paid in capital B	- G	.01	- G	- G	- G
Net asset value, end of period	$ 10.96	$ 10.21	$ 8.44	$ 9.30	$ 8.53
Total ReturnA	13.12%	27.31%	(4.76)%	17.15%	5.29%
Ratios to Average Net Assets C, F
Expenses before reductions	1.13%	1.16%	1.19%	1.17%	1.19%
Expenses net of fee waivers, if any	1.13%	1.16%	1.19%	1.17%	1.19%
Expenses net of all reductions	1.13%	1.14%	1.12%	1.11%	1.14%
Net investment income (loss)	1.82%	1.76%	2.34%	3.92% E	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 342,960	$ 367,269	$ 251,543	$ 322,045	$ 318,032
Portfolio turnover rateD	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28
Income from Investment Operations
Net investment income (loss) B	.19	.18	.18	.36 E	.19
Net realized and unrealized gain (loss)	1.09	2.03	(.67)	1.06	.24
Total from investment operations	1.28	2.21	(.49)	1.42	.43
Distributions from net investment income	(.19)	(.19)	(.20)	(.35)	(.08)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.54)	(.46)	(.37) H	(.65) I	(.20)
Redemption fees added to paid in capital B	- G	.01	- G	- G	- G
Net asset value, end of period	$ 10.92	$ 10.18	$ 8.42	$ 9.28	$ 8.51
Total ReturnA	13.16%	27.33%	(4.73)%	17.18%	5.18%
Ratios to Average Net Assets C, F
Expenses before reductions	1.12%	1.10%	1.19%	1.17%	1.18%
Expenses net of fee waivers, if any	1.12%	1.10%	1.19%	1.17%	1.18%
Expenses net of all reductions	1.12%	1.09%	1.12%	1.11%	1.14%
Net investment income (loss)	1.84%	1.81%	2.34%	3.92% E	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,336	$ 9,905	$ 1,947	$ 1,785	$ 1,425
Portfolio turnover rateD	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2014

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 30,689,257
Gross unrealized depreciation	(16,762,226)
Net unrealized appreciation (depreciation) on securities	$ 13,927,031

Tax Cost	$ 357,437,958

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,809,138
Capital loss carryforward	$ (271,932,299)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,918,129

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (135,332,767)
2018	(136,599,532)
Total with expiration	$ (271,932,299)

The tax character of distributions paid was as follows:

	July 31, 2014	July 31, 2013
Ordinary Income	$ 19,760,747	$ 16,361,155

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $211,905,262 and $292,402,507, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management & Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 31,181	$ 355
Class T	.25%	.25%	25,748	22
Class B	.75%	.25%	4,387	3,292
Class C	.75%	.25%	64,831	17,268
			$ 126,147	$ 20,937

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,724
Class T	2,177
Class B*	176
Class C*	834
$ 10,911

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 37,112.30
Class T	16,562.32
Class B	1,322.30
Class C	19,211.30
International Real Estate	1,042,096.30
Institutional Class	22,188.28
	$ 1,138,491

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $657 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $49,019. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,271 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

Annual Report

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,461.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2014	2013
From net investment income
Class A	$ 187,181	$ 172,173
Class T	65,518	50,314
Class B	3,710	5,555
Class C	59,254	50,764
International Real Estate	6,296,631	6,155,855
Institutional Class	146,129	59,668
Total	$ 6,758,423	$ 6,494,329
From net realized gain
Class A	$ 414,914	$ 314,199
Class T	167,858	95,309
Class B	16,133	14,984
Class C	231,539	122,968
International Real Estate	11,906,952	9,219,722
Institutional Class	264,929	99,644
Total	$ 13,002,325	$ 9,866,826

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Class A
Shares sold	587,302	1,371,466	$ 6,069,117	$ 13,003,119
Reinvestment of distributions	52,782	49,316	523,247	436,835
Shares redeemed	(659,545)	(967,943)	(6,744,761)	(9,409,705)
Net increase (decrease)	(19,461)	452,839	$ (152,397)	$ 4,030,249
Class T
Shares sold	116,161	304,445	$ 1,193,650	$ 2,888,842
Reinvestment of distributions	21,965	15,671	216,331	136,967
Shares redeemed	(127,651)	(122,863)	(1,309,222)	(1,150,164)
Net increase (decrease)	10,475	197,253	$ 100,759	$ 1,875,645

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Class B
Shares sold	2,791	13,231	$ 27,886	$ 124,395
Reinvestment of distributions	1,850	2,066	18,115	17,871
Shares redeemed	(15,540)	(25,020)	(158,043)	(238,871)
Net increase (decrease)	(10,899)	(9,723)	$ (112,042)	$ (96,605)
Class C
Shares sold	208,940	484,045	$ 2,102,127	$ 4,575,568
Reinvestment of distributions	27,197	17,498	264,712	151,342
Shares redeemed	(317,554)	(192,159)	(3,194,650)	(1,818,767)
Net increase (decrease)	(81,417)	309,384	$ (827,811)	$ 2,908,143
International Real Estate
Shares sold	7,089,024	20,213,881	$ 73,687,897	$ 192,972,755
Reinvestment of distributions	1,734,141	1,655,369	17,353,365	14,646,693
Shares redeemed	(13,521,464)	(15,686,974)	(140,085,115)	(154,320,297)
Net increase (decrease)	(4,698,299)	6,182,276	$ (49,043,853)	$ 53,299,151
Institutional Class
Shares sold	435,461	1,045,311	$ 4,524,767	$ 10,362,559
Reinvestment of distributions	34,703	14,563	345,746	130,213
Shares redeemed	(771,815)	(317,798)	(7,996,361)	(3,193,565)
Net increase (decrease)	(301,651)	742,076	$ (3,125,848)	$ 7,299,207

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and Shareholders of Fidelity International Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Real Estate Fund (the Fund), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2014, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the year ended July 31, 2013 and all prior periods presented were audited by other auditors whose report dated September 16, 2013, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Real Estate Fund as of July 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 74 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Brian B. Hogan is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Brian B. Hogan (1964)
Year of Election or Appointment: 2014 Trustee Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust or various entities under common control with SelectCo.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
David A. Rosow (1942)
Year of Election or Appointment: 2013 Trustee

Mr. Rosow also serves as Trustee of other Fidelity funds. Mr. Rosow is Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida. Mr. Rosow served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)
Year of Election or Appointment: 2013 Trustee

Mr. Smith also serves as Trustee of other Fidelity funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)
Year of Election or Appointment: 2008 Trustee Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Officers:

Except for Anthony R. Rochte, correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to SelectCo, 1225 17th Street, Denver, Colorado 80202-5541. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Christopher S. Bartel (1971)
Year of Election or Appointment: 2009 Vice President

Mr. Bartel also serves as Vice President of other funds. Mr. Bartel serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Inc. (2012-present), a Director of Fidelity Management & Research (Hong Kong) (2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2013 President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)
Year of Election or Appointment: 2014 Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Vice President of Asset Management Compliance (2009-present) and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Anthony R. Rochte (1968)
Year of Election or Appointment: 2013 Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor International Real Estate Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/15/14	09/12/14	$0.121	$0.072

Class T	09/15/14	09/12/14	$0.095	$0.072

Class B	09/15/14	09/12/14	$0.081	$0.072

Class C	09/15/14	09/12/14	$0.069	$0.072

Class A designates 20% and 15%; Class T designates 20% and 15%; Class B designates 23% and 17%; and Class C designates 22% and 17%; of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	09/16/2013	$0.1674	$0.0169
	12/16/2013	$0.0749	$0.0026
Class T	09/16/2013	$0.1620	$0.0169
	12/16/2013	$0.0709	$0.0026
Class B	09/16/2013	$0.1447	$0.0169
	12/16/2013	$0.0624	$0.0026
Class C	09/16/2013	$0.1487	$0.0169
	12/16/2013	$0.0628	$0.0026

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Real Estate Fund

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AIRE-UANN-0914
1.843178.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Institutional Class

Annual Report

July 31, 2014

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity®
International Real Estate Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	13.16%	11.09%	6.54%

A From September 8, 2004.

B The initial offering of Institutional Class shares took place on April 4, 2007. Returns prior to April 4, 2007, are those of Fidelity® International Real Estate Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® International Real Estate Fund - Institutional Class on September 8, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period. See footnote B above for additional information regarding the performance of Institutional Class.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
7,000
$6,600
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$18,714 Fidelity Advisor® InternationalReal Estate Fund - InstitutionalClass
$19,685 MSCI EAFE Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: International real estate securities ran a turbulent course to start the 12 months ending July 31, 2014, but achieved a strong result for the full period. As measured by the FTSE® EPRASM/NAREIT® Developed ex North America Index, international property stocks returned 14.72%, compared with 12.61% for the Dow Jones U.S. Select Real Estate Securities IndexSM, a proxy for the U.S. market. The performance of international real estate investment trusts (REITs) was largely driven by strong gains in the U.K. (+28%) and the rest of Europe (+19%), where recovering economic prospects muted earlier-period bearishness toward REITs due to tapering of quantitative easing in the U.S. Additionally, an increase in mortgage approvals, construction and housing prices in the U.K. added fuel to that skyrocketing market. Outside of the U.K., European commercial property also benefited from an improving economy. In Japan (+9%), increasing occupancy and recovering rental values, among other positive factors, were tempered by declining housing starts and underlying fears about the effects of tepid wage increases in combination with the April consumption tax hikes brought on by "Abenomics" - Prime Minister Shinzo Abe's push to revive Japan's economy. Asia-Pacific ex Japan (+14%) slightly underperformed, as Hong Kong's measures to increase supply, along with reduced demand from mainland China, somewhat dampened its result.

Comments from Guillermo de las Casas, Portfolio Manager of Fidelity Advisor® International Real Estate Fund: For the year, the fund's Institutional Class shares gained 13.16%, underperforming the FTSE® EPRASM/NAREIT® Developed ex North America Index. Investment decisions among Singapore-based property developers hurt. Here, an overweighting in UOL Group was the fund's biggest relative detractor this period. Not owning major index component British Land, one of the largest property development and investment firms in the U.K., also hurt results, as the stock rallied along with the rebound in the U.K. commercial property market. The fund's cash position of 6% during the period also held back performance in a strong market. Conversely, U.K.-based Safestore Holdings, a provider of self-storage space and related services, was the fund's largest relative contributor. European real estate continued to benefit from a price recovery in the U.K., and many of the smaller-cap names that had been wrongly perceived as weak began to outperform during the past year, and I was able to take advantage of some buying opportunities here. Safestore was one example, as our research indicated the stock was extremely undervalued relative to its long-term growth potential. I sold some of the fund's position during the period to take profits.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Class A	1.36%
Actual		$ 1,000.00	$ 1,106.00	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.63%
Actual		$ 1,000.00	$ 1,103.60	$ 8.50
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 1,101.10	$ 11.04
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.10%
Actual		$ 1,000.00	$ 1,101.90	$ 10.94
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
International Real Estate	1.11%
Actual		$ 1,000.00	$ 1,107.10	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,107.50	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsui Fudosan Co. Ltd.	8.5	8.1
Sun Hung Kai Properties Ltd.	4.3	5.2
Sumitomo Realty & Development Co. Ltd.	3.6	5.4
Advance Residence Investment Corp.	3.5	3.5
Westfield Corp. unit	3.3	5.4
GAGFAH SA	3.2	1.9
Fukuoka (REIT) Investment Fund	3.2	3.1
LEG Immobilien AG	3.1	2.1
Derwent London PLC	3.0	2.2
Helical Bar PLC	2.5	2.6
	38.2
Top Five Countries as of July 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	23.4	26.2
United Kingdom	13.7	13.7
Australia	13.0	12.5
Hong Kong	10.3	8.4
Singapore	8.0	8.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	19.5	14.9
REITs - Industrial Buildings	4.8	4.4
REITs - Office Buildings	4.7	3.6
REITs - Apartments	3.5	0.0
REITs - Shopping Centers	2.8	2.3
Asset Allocation (% of fund's net assets)
As of July 31, 2014 *		As of January 31, 2014 **
	Stocks 92.1%		Stocks 95.4%
	Short-Term Investments and Net Other Assets (Liabilities) 7.9%		Short-Term Investments and Net Other Assets (Liabilities) 4.6%
* Foreign investments	92.1%	** Foreign investments	95.4%

Annual Report

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
Australia - 13.0%
Abacus Property Group unit	2,360,037	$ 5,647,036
Ardent Leisure Group unit	508,346	1,208,615
Charter Hall Group unit	723,063	2,893,323
GDI Property Group unit	1,344,100	1,157,372
Goodman Group unit	1,347,545	6,606,281
Hotel Property Investments unit	846,295	1,645,125
Mirvac Group unit	3,523,432	5,894,062
National Storage (REIT) unit (a)	2,889,255	3,816,919
Ramsay Health Care Ltd.	24,164	1,076,523
Scentre Group unit (a)	2,097,388	6,567,307
Westfield Corp. unit	1,832,575	12,623,883
TOTAL AUSTRALIA		49,136,446
Bailiwick of Jersey - 0.5%
Regus PLC	635,900	1,866,973
Belgium - 1.6%
Warehouses de Pauw	81,250	6,143,813
Bermuda - 4.4%
Great Eagle Holdings Ltd.	1,460,470	5,274,021
Hongkong Land Holdings Ltd.	1,358,000	9,282,052
Tai Cheung Holdings Ltd.	2,339,000	1,925,309
TOTAL BERMUDA		16,481,382
Brazil - 0.0%
BR Malls Participacoes SA	9,800	84,663
Cayman Islands - 0.0%
KWG Property Holding Ltd.	114,109	83,313
France - 3.5%
Altarea	23,046	4,221,613
Societe Fonciere Lyonnaise SA	111,396	5,802,511
Unibail-Rodamco (a)	11,557	3,105,139
TOTAL FRANCE		13,129,263
Germany - 3.3%
LEG Immobilien AG	167,015	11,714,338
Patrizia Immobilien AG	48,116	537,795
TOTAL GERMANY		12,252,133
Greece - 0.3%
Eurobank Properties Real Estate Investment Co.	95,739	1,216,611
Hong Kong - 10.3%
Hang Lung Properties Ltd.	2,437,000	7,526,330
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hysan Development Co. Ltd.	1,017,703	$ 4,871,543
Magnificent Estates Ltd.	37,415,000	1,871,273
Sino Land Ltd.	4,885,348	8,404,864
Sun Hung Kai Properties Ltd.	1,060,044	16,090,699
TOTAL HONG KONG		38,764,709
Italy - 1.1%
Beni Stabili SpA SIIQ	2,672,233	2,173,789
Immobiliare Grande Distribuzione SpA	1,314,280	1,918,276
TOTAL ITALY		4,092,065
Japan - 23.4%
Advance Residence Investment Corp.	5,553	13,222,782
Fukuoka (REIT) Investment Fund	6,602	11,967,617
Goldcrest Co. Ltd.	91,400	1,822,168
Ichigo Group Holdings Co. Ltd. (d)	320,100	937,652
Kenedix Residential Investment Corp.	82	191,097
Kenedix, Inc. (a)	434,400	1,896,993
Mitsubishi Estate Co. Ltd.	312,000	7,629,362
Mitsui Fudosan Co. Ltd.	972,000	32,099,153
Ship Healthcare Holdings, Inc.	52,500	1,715,228
Sumitomo Realty & Development Co. Ltd.	331,000	13,666,403
Tokyu Fudosan Holdings Corp.	238,900	1,812,005
Uchiyama Holdings Co. Ltd.	201,900	1,338,908
TOTAL JAPAN		88,299,368
Luxembourg - 3.2%
GAGFAH SA (a)	681,300	11,969,307
Netherlands - 1.5%
Eurocommercial (Certificaten Van Aandelen) unit	64,440	3,221,145
VastNed Retail NV	47,255	2,408,315
TOTAL NETHERLANDS		5,629,460
Norway - 1.3%
Olav Thon Eiendomsselskap A/S	154,000	2,768,220
Selvaag Bolig ASA	581,300	1,969,615
TOTAL NORWAY		4,737,835
Singapore - 8.0%
CDL Hospitality Trusts unit	887,000	1,239,782
Global Logistic Properties Ltd.	2,433,358	5,417,065
Parkway Life REIT	3,989,000	7,638,864
Common Stocks - continued
	Shares	Value
Singapore - continued
UOL Group Ltd.	1,491,514	$ 7,902,045
Wing Tai Holdings Ltd.	5,102,181	8,051,385
TOTAL SINGAPORE		30,249,141
Spain - 0.4%
Inmobiliaria Colonial SA (a)	1,759,800	1,350,252
Sweden - 2.6%
Castellum AB	332,900	5,598,040
Hufvudstaden AB Series A	145,350	1,996,450
Wallenstam AB (B Shares)	127,200	2,109,489
TOTAL SWEDEN		9,703,979
United Kingdom - 13.7%
Big Yellow Group PLC	718,200	6,080,873
Derwent London PLC	248,700	11,235,994
Helical Bar PLC	1,672,327	9,663,051
Mckay Securities PLC	492,895	1,897,313
Quintain Estates & Development PLC (a)	1,221,600	1,814,936
Safestore Holdings PLC	1,729,800	6,016,068
Segro PLC	979,108	5,916,187
St. Modwen Properties PLC	364,625	2,282,016
Unite Group PLC	976,490	6,703,240
TOTAL UNITED KINGDOM		51,609,678
TOTAL COMMON STOCKS (Cost $326,326,111)		346,800,391
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.11% (b)	23,784,598	23,784,598
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	780,000	780,000
TOTAL MONEY MARKET FUNDS (Cost $24,564,598)		24,564,598
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $350,890,709)		371,364,989
NET OTHER ASSETS (LIABILITIES) - 1.4%		5,302,813
NET ASSETS - 100%		$ 376,667,802
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,803
Fidelity Securities Lending Cash Central Fund	49,019
Total	$ 70,822
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,079,888	$ -	$ 3,079,888	$ -
Financials	337,722,871	122,110,156	215,612,715	-
Health Care	4,130,659	-	4,130,659	-
Industrials	1,866,973	1,866,973	-	-
Money Market Funds	24,564,598	24,564,598	-	-
Total Investments in Securities:	$ 371,364,989	$ 148,541,727	$ 222,823,262	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 228,883,636
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (including securities loaned of $721,366) - See accompanying schedule: Unaffiliated issuers (cost $326,326,111)	$ 346,800,391
Fidelity Central Funds (cost $24,564,598)	24,564,598
Total Investments (cost $350,890,709)		$ 371,364,989
Foreign currency held at value (cost $166,206)		166,206
Receivable for investments sold		8,770,645
Receivable for fund shares sold		370,722
Dividends receivable		1,519,365
Distributions receivable from Fidelity Central Funds		3,038
Other receivables		6,873
Total assets		382,201,838

Liabilities
Payable for investments purchased	$ 3,261,658
Payable for fund shares redeemed	1,066,624
Accrued management fee	221,767
Distribution and service plan fees payable	11,022
Other affiliated payables	109,948
Other payables and accrued expenses	83,017
Collateral on securities loaned, at value	780,000
Total liabilities		5,534,036

Net Assets		$ 376,667,802
Net Assets consist of:
Paid in capital		$ 627,872,835
Undistributed net investment income		4,396,784
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(276,067,195)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,465,378
Net Assets		$ 376,667,802

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,932,785 ÷ 1,284,122 shares)	$ 10.85

Maximum offering price per share (100/94.25 of $10.85)	$ 11.51
Class T: Net Asset Value and redemption price per share ($5,562,767 ÷ 516,769 shares)	$ 10.76

Maximum offering price per share (100/96.50 of $10.76)	$ 11.15
Class B: Net Asset Value and offering price per share ($372,678 ÷ 34,920 shares)A	$ 10.67

Class C: Net Asset Value and offering price per share ($6,503,889 ÷ 613,475 shares)A	$ 10.60

International Real Estate: Net Asset Value, offering price and redemption price per share ($342,959,995 ÷ 31,287,392 shares)	$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,335,688 ÷ 671,671 shares)	$ 10.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2014

Investment Income
Dividends		$ 12,044,907
Income from Fidelity Central Funds		70,822
Income before foreign taxes withheld		12,115,729
Less foreign taxes withheld		(887,525)
Total income		11,228,204

Expenses
Management fee	$ 2,666,651
Transfer agent fees	1,138,491
Distribution and service plan fees	126,147
Accounting and security lending fees	197,231
Custodian fees and expenses	134,702
Independent trustees' compensation	9,508
Registration fees	88,979
Audit	69,045
Legal	7,337
Miscellaneous	5,979
Total expenses before reductions	4,444,070
Expense reductions	(9,737)	4,434,333
Net investment income (loss)		6,793,871
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,759,178
Foreign currency transactions	8,803
Total net realized gain (loss)		29,767,981
Change in net unrealized appreciation (depreciation) on: Investment securities	10,185,190
Assets and liabilities in foreign currencies	(3,253)
Total change in net unrealized appreciation (depreciation)		10,181,937
Net gain (loss)		39,949,918
Net increase (decrease) in net assets resulting from operations		$ 46,743,789

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,793,871	$ 6,546,739
Net realized gain (loss)	29,767,981	38,615,487
Change in net unrealized appreciation (depreciation)	10,181,937	37,591,213
Net increase (decrease) in net assets resulting from operations	46,743,789	82,753,439
Distributions to shareholders from net investment income	(6,758,423)	(6,494,329)
Distributions to shareholders from net realized gain	(13,002,325)	(9,866,826)
Total distributions	(19,760,748)	(16,361,155)
Share transactions - net increase (decrease)	(53,161,192)	69,315,790
Redemption fees	90,758	249,182
Total increase (decrease) in net assets	(26,087,393)	135,957,256

Net Assets
Beginning of period	402,755,195	266,797,939
End of period (including undistributed net investment income of $4,396,784 and undistributed net investment income of $4,361,335, respectively)	$ 376,667,802	$ 402,755,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24
Income from Investment Operations
Net investment income (loss) C	.16	.14	.16	.34 F	.17
Net realized and unrealized gain (loss)	1.09	2.03	(.65)	1.04	.24
Total from investment operations	1.25	2.17	(.49)	1.38	.41
Distributions from net investment income	(.16)	(.17)	(.17)	(.33)	(.07)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.51)	(.44)	(.35)	(.63) I	(.19)
Redemption fees added to paid in capital C	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.85	$ 10.11	$ 8.37	$ 9.21	$ 8.46
Total ReturnA, B	12.85%	26.94%	(4.88)%	16.76%	4.97%
Ratios to Average Net Assets D, G
Expenses before reductions	1.38%	1.40%	1.44%	1.42%	1.44%
Expenses net of fee waivers, if any	1.38%	1.40%	1.44%	1.42%	1.44%
Expenses net of all reductions	1.38%	1.39%	1.37%	1.36%	1.39%
Net investment income (loss)	1.57%	1.51%	2.09%	3.67% F	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,933	$ 13,173	$ 7,117	$ 7,047	$ 7,250
Portfolio turnover rateE	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21
Income from Investment Operations
Net investment income (loss) C	.13	.12	.14	.31 F	.15
Net realized and unrealized gain (loss)	1.07	2.01	(.66)	1.04	.23
Total from investment operations	1.20	2.13	(.52)	1.35	.38
Distributions from net investment income	(.14)	(.15)	(.14)	(.31)	(.06)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.48) I	(.42)	(.32)	(.60)	(.18)
Redemption fees added to paid in capital C	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.76	$ 10.04	$ 8.32	$ 9.16	$ 8.41
Total ReturnA, B	12.50%	26.62%	(5.23)%	16.54%	4.68%
Ratios to Average Net Assets D, G
Expenses before reductions	1.66%	1.68%	1.72%	1.69%	1.70%
Expenses net of fee waivers, if any	1.66%	1.68%	1.70%	1.69%	1.70%
Expenses net of all reductions	1.65%	1.66%	1.63%	1.63%	1.65%
Net investment income (loss)	1.30%	1.23%	1.83%	3.41% F	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,563	$ 5,081	$ 2,570	$ 2,496	$ 2,510
Portfolio turnover rateE	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14
Income from Investment Operations
Net investment income (loss) C	.08	.07	.10	.26 F	.11
Net realized and unrealized gain (loss)	1.08	1.99	(.64)	1.03	.23
Total from investment operations	1.16	2.06	(.54)	1.29	.34
Distributions from net investment income	(.08)	(.10)	(.09)	(.27)	(.04)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.43)	(.37)	(.27)	(.56)	(.16)
Redemption fees added to paid in capital C	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.67	$ 9.94	$ 8.24	$ 9.05	$ 8.32
Total ReturnA, B	12.08%	25.87%	(5.61)%	15.90%	4.20%
Ratios to Average Net Assets D, G
Expenses before reductions	2.14%	2.16%	2.19%	2.17%	2.19%
Expenses net of fee waivers, if any	2.14%	2.16%	2.19%	2.17%	2.19%
Expenses net of all reductions	2.13%	2.14%	2.12%	2.11%	2.14%
Net investment income (loss)	.82%	.76%	1.34%	2.92% F	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 373	$ 456	$ 457	$ 570	$ 629
Portfolio turnover rateE	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13
Income from Investment Operations
Net investment income (loss) C	.08	.07	.10	.26 F	.11
Net realized and unrealized gain (loss)	1.07	1.99	(.64)	1.04	.22
Total from investment operations	1.15	2.06	(.54)	1.30	.33
Distributions from net investment income	(.09)	(.12)	(.10)	(.28)	(.04)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.44)	(.39)	(.28)	(.57)	(.16)
Redemption fees added to paid in capital C	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.60	$ 9.89	$ 8.21	$ 9.03	$ 8.30
Total ReturnA, B	12.04%	25.96%	(5.68)%	16.07%	4.10%
Ratios to Average Net Assets D, G
Expenses before reductions	2.13%	2.16%	2.19%	2.17%	2.18%
Expenses net of fee waivers, if any	2.13%	2.16%	2.19%	2.17%	2.18%
Expenses net of all reductions	2.13%	2.14%	2.12%	2.11%	2.14%
Net investment income (loss)	.82%	.76%	1.34%	2.92% F	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,504	$ 6,872	$ 3,164	$ 3,208	$ 3,201
Portfolio turnover rateE	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - International Real Estate

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29
Income from Investment Operations
Net investment income (loss) B	.19	.17	.18	.36 E	.19
Net realized and unrealized gain (loss)	1.09	2.05	(.67)	1.06	.25
Total from investment operations	1.28	2.22	(.49)	1.42	.44
Distributions from net investment income	(.18)	(.19)	(.19)	(.35)	(.08)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.53)	(.46)	(.37)	(.65) H	(.20)
Redemption fees added to paid in capital B	- G	.01	- G	- G	- G
Net asset value, end of period	$ 10.96	$ 10.21	$ 8.44	$ 9.30	$ 8.53
Total ReturnA	13.12%	27.31%	(4.76)%	17.15%	5.29%
Ratios to Average Net Assets C, F
Expenses before reductions	1.13%	1.16%	1.19%	1.17%	1.19%
Expenses net of fee waivers, if any	1.13%	1.16%	1.19%	1.17%	1.19%
Expenses net of all reductions	1.13%	1.14%	1.12%	1.11%	1.14%
Net investment income (loss)	1.82%	1.76%	2.34%	3.92% E	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 342,960	$ 367,269	$ 251,543	$ 322,045	$ 318,032
Portfolio turnover rateD	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28
Income from Investment Operations
Net investment income (loss) B	.19	.18	.18	.36 E	.19
Net realized and unrealized gain (loss)	1.09	2.03	(.67)	1.06	.24
Total from investment operations	1.28	2.21	(.49)	1.42	.43
Distributions from net investment income	(.19)	(.19)	(.20)	(.35)	(.08)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.54)	(.46)	(.37) H	(.65) I	(.20)
Redemption fees added to paid in capital B	- G	.01	- G	- G	- G
Net asset value, end of period	$ 10.92	$ 10.18	$ 8.42	$ 9.28	$ 8.51
Total ReturnA	13.16%	27.33%	(4.73)%	17.18%	5.18%
Ratios to Average Net Assets C, F
Expenses before reductions	1.12%	1.10%	1.19%	1.17%	1.18%
Expenses net of fee waivers, if any	1.12%	1.10%	1.19%	1.17%	1.18%
Expenses net of all reductions	1.12%	1.09%	1.12%	1.11%	1.14%
Net investment income (loss)	1.84%	1.81%	2.34%	3.92% E	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,336	$ 9,905	$ 1,947	$ 1,785	$ 1,425
Portfolio turnover rateD	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2014

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 30,689,257
Gross unrealized depreciation	(16,762,226)
Net unrealized appreciation (depreciation) on securities	$ 13,927,031

Tax Cost	$ 357,437,958

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,809,138
Capital loss carryforward	$ (271,932,299)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,918,129

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (135,332,767)
2018	(136,599,532)
Total with expiration	$ (271,932,299)

The tax character of distributions paid was as follows:

	July 31, 2014	July 31, 2013
Ordinary Income	$ 19,760,747	$ 16,361,155

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $211,905,262 and $292,402,507, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management & Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 31,181	$ 355
Class T	.25%	.25%	25,748	22
Class B	.75%	.25%	4,387	3,292
Class C	.75%	.25%	64,831	17,268
			$ 126,147	$ 20,937

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,724
Class T	2,177
Class B*	176
Class C*	834
$ 10,911

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 37,112.30
Class T	16,562.32
Class B	1,322.30
Class C	19,211.30
International Real Estate	1,042,096.30
Institutional Class	22,188.28
	$ 1,138,491

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $657 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $49,019. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,271 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

Annual Report

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,461.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2014	2013
From net investment income
Class A	$ 187,181	$ 172,173
Class T	65,518	50,314
Class B	3,710	5,555
Class C	59,254	50,764
International Real Estate	6,296,631	6,155,855
Institutional Class	146,129	59,668
Total	$ 6,758,423	$ 6,494,329
From net realized gain
Class A	$ 414,914	$ 314,199
Class T	167,858	95,309
Class B	16,133	14,984
Class C	231,539	122,968
International Real Estate	11,906,952	9,219,722
Institutional Class	264,929	99,644
Total	$ 13,002,325	$ 9,866,826

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Class A
Shares sold	587,302	1,371,466	$ 6,069,117	$ 13,003,119
Reinvestment of distributions	52,782	49,316	523,247	436,835
Shares redeemed	(659,545)	(967,943)	(6,744,761)	(9,409,705)
Net increase (decrease)	(19,461)	452,839	$ (152,397)	$ 4,030,249
Class T
Shares sold	116,161	304,445	$ 1,193,650	$ 2,888,842
Reinvestment of distributions	21,965	15,671	216,331	136,967
Shares redeemed	(127,651)	(122,863)	(1,309,222)	(1,150,164)
Net increase (decrease)	10,475	197,253	$ 100,759	$ 1,875,645

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Class B
Shares sold	2,791	13,231	$ 27,886	$ 124,395
Reinvestment of distributions	1,850	2,066	18,115	17,871
Shares redeemed	(15,540)	(25,020)	(158,043)	(238,871)
Net increase (decrease)	(10,899)	(9,723)	$ (112,042)	$ (96,605)
Class C
Shares sold	208,940	484,045	$ 2,102,127	$ 4,575,568
Reinvestment of distributions	27,197	17,498	264,712	151,342
Shares redeemed	(317,554)	(192,159)	(3,194,650)	(1,818,767)
Net increase (decrease)	(81,417)	309,384	$ (827,811)	$ 2,908,143
International Real Estate
Shares sold	7,089,024	20,213,881	$ 73,687,897	$ 192,972,755
Reinvestment of distributions	1,734,141	1,655,369	17,353,365	14,646,693
Shares redeemed	(13,521,464)	(15,686,974)	(140,085,115)	(154,320,297)
Net increase (decrease)	(4,698,299)	6,182,276	$ (49,043,853)	$ 53,299,151
Institutional Class
Shares sold	435,461	1,045,311	$ 4,524,767	$ 10,362,559
Reinvestment of distributions	34,703	14,563	345,746	130,213
Shares redeemed	(771,815)	(317,798)	(7,996,361)	(3,193,565)
Net increase (decrease)	(301,651)	742,076	$ (3,125,848)	$ 7,299,207

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and Shareholders of Fidelity International Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Real Estate Fund (the Fund), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2014, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the year ended July 31, 2013 and all prior periods presented were audited by other auditors whose report dated September 16, 2013, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Real Estate Fund as of July 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 74 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Brian B. Hogan is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Brian B. Hogan (1964)
Year of Election or Appointment: 2014 Trustee Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust or various entities under common control with SelectCo.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
David A. Rosow (1942)
Year of Election or Appointment: 2013 Trustee

Mr. Rosow also serves as Trustee of other Fidelity funds. Mr. Rosow is Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida. Mr. Rosow served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)
Year of Election or Appointment: 2013 Trustee

Mr. Smith also serves as Trustee of other Fidelity funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)
Year of Election or Appointment: 2008 Trustee Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Officers:

Except for Anthony R. Rochte, correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to SelectCo, 1225 17th Street, Denver, Colorado 80202-5541. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Christopher S. Bartel (1971)
Year of Election or Appointment: 2009 Vice President

Mr. Bartel also serves as Vice President of other funds. Mr. Bartel serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Inc. (2012-present), a Director of Fidelity Management & Research (Hong Kong) (2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2013 President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)
Year of Election or Appointment: 2014 Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Vice President of Asset Management Compliance (2009-present) and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Anthony R. Rochte (1968)
Year of Election or Appointment: 2013 Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor International Real Estate Fund voted to pay shareholders of record at the opening of business, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	09/15/14	09/12/14	$0.133	$0.072

The Board of Trustees of Fidelity Advisor International Real Estate Fund voted to pay on September 15, 2014, to shareholders of record at the opening of business on September 12, 2014, a distribution of $.00 per share derived from capital gains realized from sales of portfolio securities, and a dividend of $.00 per share from net investment income.

Institutional Class designates 19% and 14% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	09/16/2013	$0.1783	$0.0169
	12/16/2013	$0.0802	$0.0026

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Real Estate Fund

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AIREI-UANN-0914
1.843171.107

Fidelity®

Real Estate Investment

Portfolio

Annual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Real Estate Investment Portfolio	12.61%	22.72%	9.44%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Real Estate Investment Portfolio on July 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a strong gain for the 12-month period ending July 31, 2014, supported by corporate profits and continued low interest rates. The S&P 500® Index rose 16.94%, reaching an all-time high near period end. The technology-heavy Nasdaq Composite Index® gained 22.00%. The Russell 2000® Index returned 8.56%, reflecting the relatively lackluster performance of small-cap stocks. Information technology (+28%) was the top-performing sector within the S&P 500®, driven by strong semiconductor and computer hardware sales. Materials (+23%) gained amid higher prices for many commodity products. Health care (+21%) rose, driven by gains in pharmaceuticals, biotechnology & life sciences companies. Energy stocks (+19%) advanced in the latter part of the period amid healthy U.S. output and the threat of supply disruptions in Iraq. Conversely, most defensive sectors, including consumer staples, utilities and telecommunication services, lagged the broader market. Volatility remained tame throughout most of the period, with markets supported by declining unemployment, near-record profit margins for companies, muted cost inflation and fairly low corporate debt levels. Geopolitical tension remained a concern at period end, with conflict in Ukraine and strained relations between Russia and the West posing a potential threat to global growth.

Comments from Steven Buller, Portfolio Manager of Fidelity® Real Estate Investment Portfolio: For the year, the fund gained 12.61%, matching the Dow Jones U.S. Select Real Estate Securities IndexSM , but lagging the S&P 500® Index. The fund benefited from being underweighted in the real-estate related category, consisting mostly of health care property owners. Within this group, the fund benefited from a significant underweighting in Health Care REIT, a stock that was not in the portfolio at period end. Those positive results, however, were generally counterbalanced by a large overweighting in another health care property owner, Ventas. Elsewhere, the fund's biggest individual detractor was Vornado Realty Trust, a diversified REIT that I owned at inopportune times. On the positive side, the fund was helped by a position in Digital Realty Trust, an owner of data centers. Investors' renewed optimism about the supply/demand balance in Digital Realty's industry lifted the company's shares 24%. Also contributing was Forest City Enterprises, a diversified real estate management company.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Actual	.80%	$ 1,000.00	$ 1,141.50	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	11.6	13.4
Public Storage	6.8	7.3
Ventas, Inc.	5.7	6.8
Equity Residential (SBI)	4.8	4.7
Host Hotels & Resorts, Inc.	4.7	5.2
Boston Properties, Inc.	4.3	4.2
HCP, Inc.	4.2	4.4
Digital Realty Trust, Inc.	3.6	2.0
Prologis, Inc.	3.4	6.1
DDR Corp.	2.9	2.8
	52.0
Top Five REIT Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.6	15.5
REITs - Industrial Buildings	16.2	19.4
REITs - Malls	15.4	17.5
REITs - Office Buildings	13.6	14.0
REITs - Shopping Centers	10.9	8.5
Asset Allocation (% of fund's net assets)
As of July 31, 2014	As of January 31, 2014
Stocks 99.4%	Stocks 99.1%
Short-Term Investments and Net Other Assets (Liabilities) 0.6%	Short-Term Investments and Net Other Assets (Liabilities) 0.9%

Annual Report

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - 98.4%
REITs - Apartments - 17.6%
Apartment Investment & Management Co. Class A	2,005,674	$ 68,554
AvalonBay Communities, Inc.	669,000	99,066
Camden Property Trust (SBI)	1,003,100	72,584
Equity Residential (SBI)	2,987,400	193,135
Essex Property Trust, Inc.	564,000	106,917
Home Properties, Inc.	358,500	23,586
Post Properties, Inc.	951,300	51,560
UDR, Inc.	3,272,341	95,160
TOTAL REITS - APARTMENTS		710,562
REITs - Factory Outlets - 1.6%
Tanger Factory Outlet Centers, Inc.	1,852,300	64,182
REITs - Health Care Facilities - 9.9%
HCP, Inc.	4,115,600	170,921
Ventas, Inc.	3,583,454	227,549
TOTAL REITS - HEALTH CARE FACILITIES		398,470
REITs - Hotels - 4.9%
Ashford Hospitality Prime, Inc.	321,100	5,346
DiamondRock Hospitality Co.	100,000	1,226
Host Hotels & Resorts, Inc.	8,721,905	189,614
TOTAL REITS - HOTELS		196,186
REITs - Industrial Buildings - 16.2%
Chambers Street Properties (d)	2,866,566	22,302
DCT Industrial Trust, Inc.	2,711,300	21,229
Duke Realty LP	5,276,800	94,930
DuPont Fabros Technology, Inc.	1,263,000	34,619
Extra Space Storage, Inc.	1,276,700	66,044
Prologis, Inc.	3,328,000	135,816
Public Storage	1,599,000	274,404
Terreno Realty Corp.	334,357	6,252
TOTAL REITS - INDUSTRIAL BUILDINGS		655,596
REITs - Malls - 15.4%
General Growth Properties, Inc.	2,938,900	68,682
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - continued
Simon Property Group, Inc.	2,790,872	$ 469,396
The Macerich Co.	1,299,800	84,500
TOTAL REITS - MALLS		622,578
REITs - Management/Investment - 6.0%
Digital Realty Trust, Inc. (d)	2,283,800	147,054
Equity Lifestyle Properties, Inc.	1,332,687	59,025
WP Carey, Inc.	523,600	34,416
TOTAL REITS - MANAGEMENT/INVESTMENT		240,495
REITs - Manufactured Homes - 0.4%
Spirit Realty Capital, Inc.	1,523,500	17,627
REITs - Mobile Home Parks - 0.9%
Sun Communities, Inc.	721,365	37,965
REITs - Office Buildings - 13.6%
Alexandria Real Estate Equities, Inc.	189,000	14,855
BioMed Realty Trust, Inc.	2,722,500	58,534
Boston Properties, Inc.	1,459,000	174,278
Brandywine Realty Trust (SBI)	2,560,100	39,810
Cousins Properties, Inc.	1,770,000	21,913
Douglas Emmett, Inc.	1,670,200	47,584
Highwoods Properties, Inc. (SBI)	776,123	32,651
Hudson Pacific Properties, Inc.	410,000	10,496
Piedmont Office Realty Trust, Inc. Class A (d)	2,137,000	41,565
SL Green Realty Corp.	1,007,446	108,603
TOTAL REITS - OFFICE BUILDINGS		550,289
REITs - Prisons - 0.8%
Corrections Corp. of America	947,200	30,519
REITs - Shopping Centers - 10.9%
Acadia Realty Trust (SBI)	935,000	26,395
Brixmor Property Group, Inc.	404,300	9,157
Cedar Shopping Centers, Inc.	988,305	6,226
DDR Corp.	6,610,467	115,948
Excel Trust, Inc.	1,121,900	14,529
Glimcher Realty Trust	1,724,279	18,519
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kimco Realty Corp.	3,872,200	$ 86,660
Kite Realty Group Trust	2,965,000	18,087
Ramco-Gershenson Properties Trust (SBI)	1,137,124	18,876
Vornado Realty Trust	836,471	88,683
Washington Prime Group, Inc. (a)	1,851,836	34,981
TOTAL REITS - SHOPPING CENTERS		438,061
REITs - Single Tenant - 0.2%
Select Income (REIT)	293,500	8,145
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,970,675
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Real Estate Operating Companies - 1.0%
Forest City Enterprises, Inc. Class A (a)	2,193,400	42,047
TOTAL COMMON STOCKS (Cost $3,118,775)		4,012,722
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.11% (b)	31,809,555	31,810
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	161,532,250	161,532
TOTAL MONEY MARKET FUNDS (Cost $193,342)		193,342
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $3,312,117)		4,206,064
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(170,441)
NET ASSETS - 100%		$ 4,035,623
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 28
Fidelity Securities Lending Cash Central Fund	458
Total	$ 486
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2014

Assets
Investment in securities, at value (including securities loaned of $156,960) - See accompanying schedule: Unaffiliated issuers (cost $3,118,775)	$ 4,012,722
Fidelity Central Funds (cost $193,342)	193,342
Total Investments (cost $3,312,117)		$ 4,206,064
Receivable for investments sold		13,540
Receivable for fund shares sold		4,761
Dividends receivable		709
Distributions receivable from Fidelity Central Funds		55
Other receivables		71
Total assets		4,225,200

Liabilities
Payable for investments purchased	$ 9,549
Payable for fund shares redeemed	15,768
Accrued management fee	1,863
Other affiliated payables	776
Other payables and accrued expenses	89
Collateral on securities loaned, at value	161,532
Total liabilities		189,577

Net Assets		$ 4,035,623
Net Assets consist of:
Paid in capital		$ 3,202,382
Undistributed net investment income		9,580
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(70,286)
Net unrealized appreciation (depreciation) on investments		893,947
Net Assets, for 107,441 shares outstanding		$ 4,035,623
Net Asset Value, offering price and redemption price per share ($4,035,623 ÷ 107,441 shares)		$ 37.56

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2014

Investment Income
Dividends		$ 94,560
Income from Fidelity Central Funds		486
Total income		95,046

Expenses
Management fee	$ 20,265
Transfer agent fees	7,872
Accounting and security lending fees	1,044
Custodian fees and expenses	46
Independent trustees' compensation	91
Registration fees	81
Audit	59
Legal	69
Miscellaneous	59
Total expenses before reductions	29,586
Expense reductions	(111)	29,475
Net investment income (loss)		65,571
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,259
Foreign currency transactions	(21)
Total net realized gain (loss)		66,238
Change in net unrealized appreciation (depreciation) on investment securities		290,661
Net gain (loss)		356,899
Net increase (decrease) in net assets resulting from operations		$ 422,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,571	$ 66,125
Net realized gain (loss)	66,238	276,627
Change in net unrealized appreciation (depreciation)	290,661	(79,499)
Net increase (decrease) in net assets resulting from operations	422,470	263,253
Distributions to shareholders from net investment income	(69,055)	(55,072)
Distributions to shareholders from net realized gain	(2,117)	-
Total distributions	(71,172)	(55,072)
Share transactions Proceeds from sales of shares	708,676	1,054,022
Reinvestment of distributions	64,818	50,542
Cost of shares redeemed	(1,049,208)	(1,043,585)
Net increase (decrease) in net assets resulting from share transactions	(275,714)	60,979
Redemption fees	349	555
Total increase (decrease) in net assets	75,933	269,715

Net Assets
Beginning of period	3,959,690	3,689,975
End of period (including undistributed net investment income of $9,580 and undistributed net investment income of $17,736, respectively)	$ 4,035,623	$ 3,959,690
Other Information Shares
Sold	20,292	31,385
Issued in reinvestment of distributions	1,984	1,546
Redeemed	(31,199)	(31,251)
Net increase (decrease)	(8,923)	1,680

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.03	$ 32.18	$ 28.76	$ 23.32	$ 14.61
Income from Investment Operations
Net investment income (loss) B	.61	.56	.36	.24	.38
Net realized and unrealized gain (loss)	3.58	1.76	3.41	5.47	8.74
Total from investment operations	4.19	2.32	3.77	5.71	9.12
Distributions from net investment income	(.64)	(.47)	(.35)	(.27)	(.42)
Distributions from net realized gain	(.02)	-	-	-	-
Total distributions	(.66)	(.47)	(.35)	(.27)	(.42)
Redemption fees added to paid in capitalB	-F	-F	-F	-F	.01
Net asset value, end of period	$ 37.56	$ 34.03	$ 32.18	$ 28.76	$ 23.32
Total ReturnA	12.61%	7.28%	13.31%	24.67%	63.10%
Ratios to Average Net AssetsC, E
Expenses before reductions	.80%	.81%	.84%	.85%	.90%
Expenses net of fee waivers, if any	.80%	.81%	.84%	.85%	.90%
Expenses net of all reductions	.80%	.80%	.84%	.85%	.90%
Net investment income (loss)	1.78%	1.69%	1.28%	.90%	1.86%
Supplemental Data
Net assets, end of period (in millions)	$ 4,036	$ 3,960	$ 3,690	$ 3,542	$ 3,067
Portfolio turnover rateD	24%	26%	26%	25%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, excise tax regulations, deferred trustees compensation and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 979,977
Gross unrealized depreciation	(123,741)
Net unrealized appreciation (depreciation) on securities	$ 856,236

Tax Cost	$ 3,349,828

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 9,619
Net unrealized appreciation (depreciation) on securities and other investments	$ 856,236

The Fund intends to elect to defer to its next fiscal year $32,575 of capital losses recognized during the period November 1, 2013 to July 31, 2014.

The tax character of distributions paid was as follows:

	July 31, 2014	July 31, 2013
Ordinary Income	$ 69,055	$ 55,072
Long-term Capital Gains	2,117	-
Total	$ 71,172	$ 55,072

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $868,376 and $1,089,371, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management & Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,931.31%		$ -*

* Amount represents ninety four dollars.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $458. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $90 for the period.

Annual Report

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $21.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and Shareholders of Fidelity Real Estate Investment Portfolio:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Investment Portfolio (the Fund), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2014, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the year ended July 31, 2013 and all prior periods presented were audited by other auditors whose report dated September 13, 2013, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Investment Portfolio as of July 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 12, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 74 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Brian B. Hogan is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Brian B. Hogan (1964)
Year of Election or Appointment: 2014 Trustee Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust or various entities under common control with SelectCo.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
David A. Rosow (1942)
Year of Election or Appointment: 2013 Trustee

Mr. Rosow also serves as Trustee of other Fidelity funds. Mr. Rosow is Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida. Mr. Rosow served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)
Year of Election or Appointment: 2013 Trustee

Mr. Smith also serves as Trustee of other Fidelity funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)
Year of Election or Appointment: 2008 Trustee Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Officers:

Except for Anthony R. Rochte, correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to SelectCo, 1225 17th Street, Denver, Colorado 80202-5541. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Christopher S. Bartel (1971)
Year of Election or Appointment: 2009 Vice President

Mr. Bartel also serves as Vice President of other funds. Mr. Bartel serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Inc. (2012-present), a Director of Fidelity Management & Research (Hong Kong) (2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2013 President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)
Year of Election or Appointment: 2014 Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Vice President of Asset Management Compliance (2009-present) and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Anthony R. Rochte (1968)
Year of Election or Appointment: 2013 Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2014 $2,117,299, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Investment Portfolio

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

REA-UANN-0914
1.789254.111

Fidelity®

International Real Estate

Fund

Annual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity® International Real Estate Fund	13.12%	11.09%	6.53%

A From September 8, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® International Real Estate Fund, a class of the fund, on September 8, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: International real estate securities ran a turbulent course to start the 12 months ending July 31, 2014, but achieved a strong result for the full period. As measured by the FTSE® EPRASM/NAREIT® Developed ex North America Index, international property stocks returned 14.72%, compared with 12.61% for the Dow Jones U.S. Select Real Estate Securities IndexSM, a proxy for the U.S. market. The performance of international real estate investment trusts (REITs) was largely driven by strong gains in the U.K. (+28%) and the rest of Europe (+19%), where recovering economic prospects muted earlier-period bearishness toward REITs due to tapering of quantitative easing in the U.S. Additionally, an increase in mortgage approvals, construction and housing prices in the U.K. added fuel to that skyrocketing market. Outside of the U.K., European commercial property also benefited from an improving economy. In Japan (+9%), increasing occupancy and recovering rental values, among other positive factors, were tempered by declining housing starts and underlying fears about the effects of tepid wage increases in combination with the April consumption tax hikes brought on by "Abenomics" - Prime Minister Shinzo Abe's push to revive Japan's economy. Asia-Pacific ex Japan (+14%) slightly underperformed, as Hong Kong's measures to increase supply, along with reduced demand from mainland China, somewhat dampened its result.

Comments from Guillermo de las Casas, Portfolio Manager of Fidelity® International Real Estate Fund: For the year, the fund's Retail Class shares gained 13.12%, underperforming the FTSE® EPRASM/NAREIT® Developed ex North America Index. Investment decisions among Singapore-based property developers hurt. Here, an overweighting in UOL Group was the fund's biggest relative detractor this period. Not owning major index component British Land, one of the largest property development and investment firms in the U.K., also hurt results, as the stock rallied along with the rebound in the U.K. commercial property market. The fund's cash position of 6% during the period also held back performance in a strong market. Conversely, U.K.-based Safestore Holdings, a provider of self-storage space and related services, was the fund's largest relative contributor. European real estate continued to benefit from a price recovery in the U.K., and many of the smaller-cap names that had been wrongly perceived as weak began to outperform during the past year, and I was able to take advantage of some buying opportunities here. Safestore was one example, as our research indicated the stock was extremely undervalued relative to its long-term growth potential. I sold some of the fund's position during the period to take profits.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Class A	1.36%
Actual		$ 1,000.00	$ 1,106.00	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.63%
Actual		$ 1,000.00	$ 1,103.60	$ 8.50
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 1,101.10	$ 11.04
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.10%
Actual		$ 1,000.00	$ 1,101.90	$ 10.94
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
International Real Estate	1.11%
Actual		$ 1,000.00	$ 1,107.10	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,107.50	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsui Fudosan Co. Ltd.	8.5	8.1
Sun Hung Kai Properties Ltd.	4.3	5.2
Sumitomo Realty & Development Co. Ltd.	3.6	5.4
Advance Residence Investment Corp.	3.5	3.5
Westfield Corp. unit	3.3	5.4
GAGFAH SA	3.2	1.9
Fukuoka (REIT) Investment Fund	3.2	3.1
LEG Immobilien AG	3.1	2.1
Derwent London PLC	3.0	2.2
Helical Bar PLC	2.5	2.6
	38.2
Top Five Countries as of July 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	23.4	26.2
United Kingdom	13.7	13.7
Australia	13.0	12.5
Hong Kong	10.3	8.4
Singapore	8.0	8.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	19.5	14.9
REITs - Industrial Buildings	4.8	4.4
REITs - Office Buildings	4.7	3.6
REITs - Apartments	3.5	0.0
REITs - Shopping Centers	2.8	2.3
Asset Allocation (% of fund's net assets)
As of July 31, 2014 *		As of January 31, 2014 **
	Stocks 92.1%		Stocks 95.4%
	Short-Term Investments and Net Other Assets (Liabilities) 7.9%		Short-Term Investments and Net Other Assets (Liabilities) 4.6%
* Foreign investments	92.1%	** Foreign investments	95.4%

Annual Report

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
Australia - 13.0%
Abacus Property Group unit	2,360,037	$ 5,647,036
Ardent Leisure Group unit	508,346	1,208,615
Charter Hall Group unit	723,063	2,893,323
GDI Property Group unit	1,344,100	1,157,372
Goodman Group unit	1,347,545	6,606,281
Hotel Property Investments unit	846,295	1,645,125
Mirvac Group unit	3,523,432	5,894,062
National Storage (REIT) unit (a)	2,889,255	3,816,919
Ramsay Health Care Ltd.	24,164	1,076,523
Scentre Group unit (a)	2,097,388	6,567,307
Westfield Corp. unit	1,832,575	12,623,883
TOTAL AUSTRALIA		49,136,446
Bailiwick of Jersey - 0.5%
Regus PLC	635,900	1,866,973
Belgium - 1.6%
Warehouses de Pauw	81,250	6,143,813
Bermuda - 4.4%
Great Eagle Holdings Ltd.	1,460,470	5,274,021
Hongkong Land Holdings Ltd.	1,358,000	9,282,052
Tai Cheung Holdings Ltd.	2,339,000	1,925,309
TOTAL BERMUDA		16,481,382
Brazil - 0.0%
BR Malls Participacoes SA	9,800	84,663
Cayman Islands - 0.0%
KWG Property Holding Ltd.	114,109	83,313
France - 3.5%
Altarea	23,046	4,221,613
Societe Fonciere Lyonnaise SA	111,396	5,802,511
Unibail-Rodamco (a)	11,557	3,105,139
TOTAL FRANCE		13,129,263
Germany - 3.3%
LEG Immobilien AG	167,015	11,714,338
Patrizia Immobilien AG	48,116	537,795
TOTAL GERMANY		12,252,133
Greece - 0.3%
Eurobank Properties Real Estate Investment Co.	95,739	1,216,611
Hong Kong - 10.3%
Hang Lung Properties Ltd.	2,437,000	7,526,330
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hysan Development Co. Ltd.	1,017,703	$ 4,871,543
Magnificent Estates Ltd.	37,415,000	1,871,273
Sino Land Ltd.	4,885,348	8,404,864
Sun Hung Kai Properties Ltd.	1,060,044	16,090,699
TOTAL HONG KONG		38,764,709
Italy - 1.1%
Beni Stabili SpA SIIQ	2,672,233	2,173,789
Immobiliare Grande Distribuzione SpA	1,314,280	1,918,276
TOTAL ITALY		4,092,065
Japan - 23.4%
Advance Residence Investment Corp.	5,553	13,222,782
Fukuoka (REIT) Investment Fund	6,602	11,967,617
Goldcrest Co. Ltd.	91,400	1,822,168
Ichigo Group Holdings Co. Ltd. (d)	320,100	937,652
Kenedix Residential Investment Corp.	82	191,097
Kenedix, Inc. (a)	434,400	1,896,993
Mitsubishi Estate Co. Ltd.	312,000	7,629,362
Mitsui Fudosan Co. Ltd.	972,000	32,099,153
Ship Healthcare Holdings, Inc.	52,500	1,715,228
Sumitomo Realty & Development Co. Ltd.	331,000	13,666,403
Tokyu Fudosan Holdings Corp.	238,900	1,812,005
Uchiyama Holdings Co. Ltd.	201,900	1,338,908
TOTAL JAPAN		88,299,368
Luxembourg - 3.2%
GAGFAH SA (a)	681,300	11,969,307
Netherlands - 1.5%
Eurocommercial (Certificaten Van Aandelen) unit	64,440	3,221,145
VastNed Retail NV	47,255	2,408,315
TOTAL NETHERLANDS		5,629,460
Norway - 1.3%
Olav Thon Eiendomsselskap A/S	154,000	2,768,220
Selvaag Bolig ASA	581,300	1,969,615
TOTAL NORWAY		4,737,835
Singapore - 8.0%
CDL Hospitality Trusts unit	887,000	1,239,782
Global Logistic Properties Ltd.	2,433,358	5,417,065
Parkway Life REIT	3,989,000	7,638,864
Common Stocks - continued
	Shares	Value
Singapore - continued
UOL Group Ltd.	1,491,514	$ 7,902,045
Wing Tai Holdings Ltd.	5,102,181	8,051,385
TOTAL SINGAPORE		30,249,141
Spain - 0.4%
Inmobiliaria Colonial SA (a)	1,759,800	1,350,252
Sweden - 2.6%
Castellum AB	332,900	5,598,040
Hufvudstaden AB Series A	145,350	1,996,450
Wallenstam AB (B Shares)	127,200	2,109,489
TOTAL SWEDEN		9,703,979
United Kingdom - 13.7%
Big Yellow Group PLC	718,200	6,080,873
Derwent London PLC	248,700	11,235,994
Helical Bar PLC	1,672,327	9,663,051
Mckay Securities PLC	492,895	1,897,313
Quintain Estates & Development PLC (a)	1,221,600	1,814,936
Safestore Holdings PLC	1,729,800	6,016,068
Segro PLC	979,108	5,916,187
St. Modwen Properties PLC	364,625	2,282,016
Unite Group PLC	976,490	6,703,240
TOTAL UNITED KINGDOM		51,609,678
TOTAL COMMON STOCKS (Cost $326,326,111)		346,800,391
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.11% (b)	23,784,598	23,784,598
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	780,000	780,000
TOTAL MONEY MARKET FUNDS (Cost $24,564,598)		24,564,598
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $350,890,709)		371,364,989
NET OTHER ASSETS (LIABILITIES) - 1.4%		5,302,813
NET ASSETS - 100%		$ 376,667,802
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,803
Fidelity Securities Lending Cash Central Fund	49,019
Total	$ 70,822
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,079,888	$ -	$ 3,079,888	$ -
Financials	337,722,871	122,110,156	215,612,715	-
Health Care	4,130,659	-	4,130,659	-
Industrials	1,866,973	1,866,973	-	-
Money Market Funds	24,564,598	24,564,598	-	-
Total Investments in Securities:	$ 371,364,989	$ 148,541,727	$ 222,823,262	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 228,883,636
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (including securities loaned of $721,366) - See accompanying schedule: Unaffiliated issuers (cost $326,326,111)	$ 346,800,391
Fidelity Central Funds (cost $24,564,598)	24,564,598
Total Investments (cost $350,890,709)		$ 371,364,989
Foreign currency held at value (cost $166,206)		166,206
Receivable for investments sold		8,770,645
Receivable for fund shares sold		370,722
Dividends receivable		1,519,365
Distributions receivable from Fidelity Central Funds		3,038
Other receivables		6,873
Total assets		382,201,838

Liabilities
Payable for investments purchased	$ 3,261,658
Payable for fund shares redeemed	1,066,624
Accrued management fee	221,767
Distribution and service plan fees payable	11,022
Other affiliated payables	109,948
Other payables and accrued expenses	83,017
Collateral on securities loaned, at value	780,000
Total liabilities		5,534,036

Net Assets		$ 376,667,802
Net Assets consist of:
Paid in capital		$ 627,872,835
Undistributed net investment income		4,396,784
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(276,067,195)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,465,378
Net Assets		$ 376,667,802

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,932,785 ÷ 1,284,122 shares)	$ 10.85

Maximum offering price per share (100/94.25 of $10.85)	$ 11.51
Class T: Net Asset Value and redemption price per share ($5,562,767 ÷ 516,769 shares)	$ 10.76

Maximum offering price per share (100/96.50 of $10.76)	$ 11.15
Class B: Net Asset Value and offering price per share ($372,678 ÷ 34,920 shares)A	$ 10.67

Class C: Net Asset Value and offering price per share ($6,503,889 ÷ 613,475 shares)A	$ 10.60

International Real Estate: Net Asset Value, offering price and redemption price per share ($342,959,995 ÷ 31,287,392 shares)	$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,335,688 ÷ 671,671 shares)	$ 10.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2014

Investment Income
Dividends		$ 12,044,907
Income from Fidelity Central Funds		70,822
Income before foreign taxes withheld		12,115,729
Less foreign taxes withheld		(887,525)
Total income		11,228,204

Expenses
Management fee	$ 2,666,651
Transfer agent fees	1,138,491
Distribution and service plan fees	126,147
Accounting and security lending fees	197,231
Custodian fees and expenses	134,702
Independent trustees' compensation	9,508
Registration fees	88,979
Audit	69,045
Legal	7,337
Miscellaneous	5,979
Total expenses before reductions	4,444,070
Expense reductions	(9,737)	4,434,333
Net investment income (loss)		6,793,871
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,759,178
Foreign currency transactions	8,803
Total net realized gain (loss)		29,767,981
Change in net unrealized appreciation (depreciation) on: Investment securities	10,185,190
Assets and liabilities in foreign currencies	(3,253)
Total change in net unrealized appreciation (depreciation)		10,181,937
Net gain (loss)		39,949,918
Net increase (decrease) in net assets resulting from operations		$ 46,743,789

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,793,871	$ 6,546,739
Net realized gain (loss)	29,767,981	38,615,487
Change in net unrealized appreciation (depreciation)	10,181,937	37,591,213
Net increase (decrease) in net assets resulting from operations	46,743,789	82,753,439
Distributions to shareholders from net investment income	(6,758,423)	(6,494,329)
Distributions to shareholders from net realized gain	(13,002,325)	(9,866,826)
Total distributions	(19,760,748)	(16,361,155)
Share transactions - net increase (decrease)	(53,161,192)	69,315,790
Redemption fees	90,758	249,182
Total increase (decrease) in net assets	(26,087,393)	135,957,256

Net Assets
Beginning of period	402,755,195	266,797,939
End of period (including undistributed net investment income of $4,396,784 and undistributed net investment income of $4,361,335, respectively)	$ 376,667,802	$ 402,755,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24
Income from Investment Operations
Net investment income (loss) C	.16	.14	.16	.34 F	.17
Net realized and unrealized gain (loss)	1.09	2.03	(.65)	1.04	.24
Total from investment operations	1.25	2.17	(.49)	1.38	.41
Distributions from net investment income	(.16)	(.17)	(.17)	(.33)	(.07)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.51)	(.44)	(.35)	(.63) I	(.19)
Redemption fees added to paid in capital C	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.85	$ 10.11	$ 8.37	$ 9.21	$ 8.46
Total ReturnA, B	12.85%	26.94%	(4.88)%	16.76%	4.97%
Ratios to Average Net Assets D, G
Expenses before reductions	1.38%	1.40%	1.44%	1.42%	1.44%
Expenses net of fee waivers, if any	1.38%	1.40%	1.44%	1.42%	1.44%
Expenses net of all reductions	1.38%	1.39%	1.37%	1.36%	1.39%
Net investment income (loss)	1.57%	1.51%	2.09%	3.67% F	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,933	$ 13,173	$ 7,117	$ 7,047	$ 7,250
Portfolio turnover rateE	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21
Income from Investment Operations
Net investment income (loss) C	.13	.12	.14	.31 F	.15
Net realized and unrealized gain (loss)	1.07	2.01	(.66)	1.04	.23
Total from investment operations	1.20	2.13	(.52)	1.35	.38
Distributions from net investment income	(.14)	(.15)	(.14)	(.31)	(.06)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.48) I	(.42)	(.32)	(.60)	(.18)
Redemption fees added to paid in capital C	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.76	$ 10.04	$ 8.32	$ 9.16	$ 8.41
Total ReturnA, B	12.50%	26.62%	(5.23)%	16.54%	4.68%
Ratios to Average Net Assets D, G
Expenses before reductions	1.66%	1.68%	1.72%	1.69%	1.70%
Expenses net of fee waivers, if any	1.66%	1.68%	1.70%	1.69%	1.70%
Expenses net of all reductions	1.65%	1.66%	1.63%	1.63%	1.65%
Net investment income (loss)	1.30%	1.23%	1.83%	3.41% F	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,563	$ 5,081	$ 2,570	$ 2,496	$ 2,510
Portfolio turnover rateE	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14
Income from Investment Operations
Net investment income (loss) C	.08	.07	.10	.26 F	.11
Net realized and unrealized gain (loss)	1.08	1.99	(.64)	1.03	.23
Total from investment operations	1.16	2.06	(.54)	1.29	.34
Distributions from net investment income	(.08)	(.10)	(.09)	(.27)	(.04)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.43)	(.37)	(.27)	(.56)	(.16)
Redemption fees added to paid in capital C	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.67	$ 9.94	$ 8.24	$ 9.05	$ 8.32
Total ReturnA, B	12.08%	25.87%	(5.61)%	15.90%	4.20%
Ratios to Average Net Assets D, G
Expenses before reductions	2.14%	2.16%	2.19%	2.17%	2.19%
Expenses net of fee waivers, if any	2.14%	2.16%	2.19%	2.17%	2.19%
Expenses net of all reductions	2.13%	2.14%	2.12%	2.11%	2.14%
Net investment income (loss)	.82%	.76%	1.34%	2.92% F	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 373	$ 456	$ 457	$ 570	$ 629
Portfolio turnover rateE	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13
Income from Investment Operations
Net investment income (loss) C	.08	.07	.10	.26 F	.11
Net realized and unrealized gain (loss)	1.07	1.99	(.64)	1.04	.22
Total from investment operations	1.15	2.06	(.54)	1.30	.33
Distributions from net investment income	(.09)	(.12)	(.10)	(.28)	(.04)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.44)	(.39)	(.28)	(.57)	(.16)
Redemption fees added to paid in capital C	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.60	$ 9.89	$ 8.21	$ 9.03	$ 8.30
Total ReturnA, B	12.04%	25.96%	(5.68)%	16.07%	4.10%
Ratios to Average Net Assets D, G
Expenses before reductions	2.13%	2.16%	2.19%	2.17%	2.18%
Expenses net of fee waivers, if any	2.13%	2.16%	2.19%	2.17%	2.18%
Expenses net of all reductions	2.13%	2.14%	2.12%	2.11%	2.14%
Net investment income (loss)	.82%	.76%	1.34%	2.92% F	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,504	$ 6,872	$ 3,164	$ 3,208	$ 3,201
Portfolio turnover rateE	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - International Real Estate

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29
Income from Investment Operations
Net investment income (loss) B	.19	.17	.18	.36 E	.19
Net realized and unrealized gain (loss)	1.09	2.05	(.67)	1.06	.25
Total from investment operations	1.28	2.22	(.49)	1.42	.44
Distributions from net investment income	(.18)	(.19)	(.19)	(.35)	(.08)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.53)	(.46)	(.37)	(.65) H	(.20)
Redemption fees added to paid in capital B	- G	.01	- G	- G	- G
Net asset value, end of period	$ 10.96	$ 10.21	$ 8.44	$ 9.30	$ 8.53
Total ReturnA	13.12%	27.31%	(4.76)%	17.15%	5.29%
Ratios to Average Net Assets C, F
Expenses before reductions	1.13%	1.16%	1.19%	1.17%	1.19%
Expenses net of fee waivers, if any	1.13%	1.16%	1.19%	1.17%	1.19%
Expenses net of all reductions	1.13%	1.14%	1.12%	1.11%	1.14%
Net investment income (loss)	1.82%	1.76%	2.34%	3.92% E	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 342,960	$ 367,269	$ 251,543	$ 322,045	$ 318,032
Portfolio turnover rateD	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28
Income from Investment Operations
Net investment income (loss) B	.19	.18	.18	.36 E	.19
Net realized and unrealized gain (loss)	1.09	2.03	(.67)	1.06	.24
Total from investment operations	1.28	2.21	(.49)	1.42	.43
Distributions from net investment income	(.19)	(.19)	(.20)	(.35)	(.08)
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.54)	(.46)	(.37) H	(.65) I	(.20)
Redemption fees added to paid in capital B	- G	.01	- G	- G	- G
Net asset value, end of period	$ 10.92	$ 10.18	$ 8.42	$ 9.28	$ 8.51
Total ReturnA	13.16%	27.33%	(4.73)%	17.18%	5.18%
Ratios to Average Net Assets C, F
Expenses before reductions	1.12%	1.10%	1.19%	1.17%	1.18%
Expenses net of fee waivers, if any	1.12%	1.10%	1.19%	1.17%	1.18%
Expenses net of all reductions	1.12%	1.09%	1.12%	1.11%	1.14%
Net investment income (loss)	1.84%	1.81%	2.34%	3.92% E	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,336	$ 9,905	$ 1,947	$ 1,785	$ 1,425
Portfolio turnover rateD	59%	78%	138%	131%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2014

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 30,689,257
Gross unrealized depreciation	(16,762,226)
Net unrealized appreciation (depreciation) on securities	$ 13,927,031

Tax Cost	$ 357,437,958

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,809,138
Capital loss carryforward	$ (271,932,299)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,918,129

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (135,332,767)
2018	(136,599,532)
Total with expiration	$ (271,932,299)

The tax character of distributions paid was as follows:

	July 31, 2014	July 31, 2013
Ordinary Income	$ 19,760,747	$ 16,361,155

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $211,905,262 and $292,402,507, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management & Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 31,181	$ 355
Class T	.25%	.25%	25,748	22
Class B	.75%	.25%	4,387	3,292
Class C	.75%	.25%	64,831	17,268
			$ 126,147	$ 20,937

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,724
Class T	2,177
Class B*	176
Class C*	834
$ 10,911

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 37,112.30
Class T	16,562.32
Class B	1,322.30
Class C	19,211.30
International Real Estate	1,042,096.30
Institutional Class	22,188.28
	$ 1,138,491

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $657 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $49,019. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,271 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

Annual Report

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,461.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2014	2013
From net investment income
Class A	$ 187,181	$ 172,173
Class T	65,518	50,314
Class B	3,710	5,555
Class C	59,254	50,764
International Real Estate	6,296,631	6,155,855
Institutional Class	146,129	59,668
Total	$ 6,758,423	$ 6,494,329
From net realized gain
Class A	$ 414,914	$ 314,199
Class T	167,858	95,309
Class B	16,133	14,984
Class C	231,539	122,968
International Real Estate	11,906,952	9,219,722
Institutional Class	264,929	99,644
Total	$ 13,002,325	$ 9,866,826

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Class A
Shares sold	587,302	1,371,466	$ 6,069,117	$ 13,003,119
Reinvestment of distributions	52,782	49,316	523,247	436,835
Shares redeemed	(659,545)	(967,943)	(6,744,761)	(9,409,705)
Net increase (decrease)	(19,461)	452,839	$ (152,397)	$ 4,030,249
Class T
Shares sold	116,161	304,445	$ 1,193,650	$ 2,888,842
Reinvestment of distributions	21,965	15,671	216,331	136,967
Shares redeemed	(127,651)	(122,863)	(1,309,222)	(1,150,164)
Net increase (decrease)	10,475	197,253	$ 100,759	$ 1,875,645

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Class B
Shares sold	2,791	13,231	$ 27,886	$ 124,395
Reinvestment of distributions	1,850	2,066	18,115	17,871
Shares redeemed	(15,540)	(25,020)	(158,043)	(238,871)
Net increase (decrease)	(10,899)	(9,723)	$ (112,042)	$ (96,605)
Class C
Shares sold	208,940	484,045	$ 2,102,127	$ 4,575,568
Reinvestment of distributions	27,197	17,498	264,712	151,342
Shares redeemed	(317,554)	(192,159)	(3,194,650)	(1,818,767)
Net increase (decrease)	(81,417)	309,384	$ (827,811)	$ 2,908,143
International Real Estate
Shares sold	7,089,024	20,213,881	$ 73,687,897	$ 192,972,755
Reinvestment of distributions	1,734,141	1,655,369	17,353,365	14,646,693
Shares redeemed	(13,521,464)	(15,686,974)	(140,085,115)	(154,320,297)
Net increase (decrease)	(4,698,299)	6,182,276	$ (49,043,853)	$ 53,299,151
Institutional Class
Shares sold	435,461	1,045,311	$ 4,524,767	$ 10,362,559
Reinvestment of distributions	34,703	14,563	345,746	130,213
Shares redeemed	(771,815)	(317,798)	(7,996,361)	(3,193,565)
Net increase (decrease)	(301,651)	742,076	$ (3,125,848)	$ 7,299,207

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and Shareholders of Fidelity International Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Real Estate Fund (the Fund), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2014, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the year ended July 31, 2013 and all prior periods presented were audited by other auditors whose report dated September 16, 2013, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Real Estate Fund as of July 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 74 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Brian B. Hogan is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Brian B. Hogan (1964)
Year of Election or Appointment: 2014 Trustee Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust or various entities under common control with SelectCo.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
David A. Rosow (1942)
Year of Election or Appointment: 2013 Trustee

Mr. Rosow also serves as Trustee of other Fidelity funds. Mr. Rosow is Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida. Mr. Rosow served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)
Year of Election or Appointment: 2013 Trustee

Mr. Smith also serves as Trustee of other Fidelity funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)
Year of Election or Appointment: 2008 Trustee Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Officers:

Except for Anthony R. Rochte, correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to SelectCo, 1225 17th Street, Denver, Colorado 80202-5541. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Christopher S. Bartel (1971)
Year of Election or Appointment: 2009 Vice President

Mr. Bartel also serves as Vice President of other funds. Mr. Bartel serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Inc. (2012-present), a Director of Fidelity Management & Research (Hong Kong) (2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Name, Year of Birth; Principal Occupation
William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2013 President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)
Year of Election or Appointment: 2014 Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Vice President of Asset Management Compliance (2009-present) and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Anthony R. Rochte (1968)
Year of Election or Appointment: 2013 Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity International Real Estate Fund voted to pay on September 15, 2014, to shareholders of record at the opening of business on September 12, 2014, a distribution of $0.072 per share derived from capital gains realized from sales of portfolio securities, and a dividend of $0.130 per share from net investment income.

International Real Estate designates 19% and 14% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Retail	09/16/2013	$0.1758	$0.0169
	12/16/2013	$0.0789	$0.0026

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Real Estate Fund

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IRE-UANN-0914
1.801327.109

Item 2. Code of Ethics

As of the end of the period, July 31, 2014, Fidelity Select Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that David A. Rosow is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Rosow is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for the fiscal year ended July 31, 2014 for services rendered to Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio (the "Funds"):

Services Billed by Deloitte Entities

July 31, 2014 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Real Estate Fund	$51,000	$-	$6,100	$900
Fidelity Real Estate Investment Portfolio	$50,000	$-	$5,900	$1,700

A Amounts may reflect rounding.

B Deloitte & Touche LLP was appointed the principal accountant for Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio effective for the fiscal year ended July 31, 2014 and was not the principal accountant for these funds for the fiscal year ended July 31, 2013.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") for the fiscal year ended July 31, 2013 for Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio (the "Funds"):

Services Billed by PwC

July 31, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Real Estate Fund	$60,000	$-	$7,500	$1,600
Fidelity Real Estate Investment Portfolio	$71,000	$-	$4,400	$3,000

A Amounts may reflect rounding.

B PwC was appointed the principal accountant for Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio effective for the fiscal year ended July 31, 2013 and was not the principal accountant for these funds for the fiscal year ended July 31, 2014.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	July 31, 2014A	July 31, 2013A,B
Audit-Related Fees	$355,000	$-
Tax Fees	$-	$-
All Other Fees	$745,000	$-

A Amounts may reflect rounding.

B Deloitte & Touche LLP was appointed the principal accountant for Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio effective for the fiscal year ended July 31, 2014 and was not the principal accountant for these funds for the fiscal year ended July 31, 2013.

Services Billed by PwC

	July 31, 2014A,B	July 31, 2013A
Audit-Related Fees	$-	$4,295,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B PwC was appointed the principal accountant for Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio effective for the fiscal year ended July 31, 2013 and was not the principal accountant for these funds for the fiscal year ended July 31, 2014.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2014 A,B	July 31, 2013 A,C
PwC	$-	$5,075,000
Deloitte Entities	$1,950,000	$-

A Amounts may reflect rounding.

B PwC was appointed the principal accountant for Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio effective for the fiscal year ended July 31, 2013 and was not the principal accountant for these funds for the fiscal year ended July 31, 2014.

C Deloitte & Touche LLP was appointed the principal accountant for Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio effective for the fiscal year ended July 31, 2014 and was not the principal accountant for these funds for the fiscal year ended July 31, 2013.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	September 25, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2014